Information by operating segment (Details 3) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current assets	$ 29,937	$ 25,448
Non-current assets	217,140	196,889
Investments	654	550
Property, plant and equipment	185,694	168,040	$ 163,627	$ 136,285
Total Assets	247,077	222,337
Exploration And Development Costs [Member]
IfrsStatementLineItems [Line Items]
Current assets	2,925	2,424
Non-current assets	169,222	153,291
Long-term receivables	9,886	9,318
Investments	315	292
Property, plant and equipment	157,017	141,818
Operating assets	119,431	108,424
Under construction	37,586	33,394
Intangible assets	2,004	1,863
Total Assets	172,147	155,715
Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Current assets	12,819	9,580
Non-current assets	24,971	22,311
Long-term receivables	3,703	3,091
Investments	92	27
Property, plant and equipment	21,018	19,053
Operating assets	17,113	16,534
Under construction	3,905	2,519
Intangible assets	158	140
Total Assets	37,790	31,891
Gas And Low Carbon Energies [Member]
IfrsStatementLineItems [Line Items]
Current assets	492	356
Non-current assets	5,576	5,315
Long-term receivables	164	146
Investments	187	171
Property, plant and equipment	5,131	4,917
Operating assets	4,492	4,394
Under construction	639	523
Intangible assets	94	81
Total Assets	6,068	5,671
Corporates And Other [Member]
IfrsStatementLineItems [Line Items]
Current assets	19,487	16,620
Non-current assets	17,371	15,972
Long-term receivables	14,307	13,221
Investments	60	60
Property, plant and equipment	2,528	2,252
Operating assets	1,670	1,568
Under construction	858	684
Intangible assets	476	439
Total Assets	36,858	32,592
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Current assets	(5,786)	(3,532)
Non-current assets
Long-term receivables
Investments
Property, plant and equipment
Operating assets
Under construction
Intangible assets
Total Assets	(5,786)	(3,532)
Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Current assets	29,937	25,448
Non-current assets	217,140	196,889
Long-term receivables	28,060	25,776
Investments	654	550
Property, plant and equipment	185,694	168,040
Operating assets	142,706	130,920
Under construction	42,988	37,120
Intangible assets	2,732	2,523
Total Assets	$ 247,077	$ 222,337